IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Risk-rated Portfolios Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 715,622	$ 672,495
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	363,583	326,893
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	663,639	625,520
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,610	284,530
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	249,031	225,722
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	65,973	56,226
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	724	1,173
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	257	344
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	315,985	283,465
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	315,985	283,465
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Strong [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	499	899
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Good [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	99	131
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Satisfactory [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25	30
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Weak [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default slotted [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1	5
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Slotted exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	625	1,065
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimateLess than ten percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	128,989	111,751
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,363	54,440
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	97,494	87,679
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,769	28,310
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,370	1,285
Corporate segment [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	277,752	245,038
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	244,985	216,763
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	94,312
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,279
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	724
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	257
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	159,572
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	159,572
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimateLess than ten percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,616
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47,656
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,027
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,209
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,064
Sovereign [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,462	76,475
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,415	64,648
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,120
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	556
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,676
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63,676
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimateLess than ten percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	53,664
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,757
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,090
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	106
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	59
Banks [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	119,737	106,695
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	117,578	$ 104,434
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,599
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,138
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	92,737
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	92,737
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimateLess than ten percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,709
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,950
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,377
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	454
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 247